REGULATORY MATTERS - Schedule of Reliability and FERC Matters (Details)	12 Months Ended
Dec. 31, 2025
Regulatory Matters [Line Items]
Allowed ROE	9.60%
Allowed debt	48.10%
Integrated
Regulatory Matters [Line Items]
Allowed debt	49.30%
Integrated | ATSI
Regulatory Matters [Line Items]
Allowed ROE	9.88%
Integrated | JCP&L
Regulatory Matters [Line Items]
Allowed ROE	10.20%
Integrated | MP
Regulatory Matters [Line Items]
Allowed ROE	10.45%
Allowed debt	56.00%
Integrated | PE
Regulatory Matters [Line Items]
Allowed ROE	10.45%
Allowed debt	56.00%
Integrated | KATCo
Regulatory Matters [Line Items]
Allowed ROE	10.45%
Integrated | MAIT
Regulatory Matters [Line Items]
Allowed ROE	10.30%
Allowed debt	60.00%
Integrated | TrAIL | TrAIL the Line and Black Oak SVC
Regulatory Matters [Line Items]
Allowed ROE	12.70%
Integrated | TrAIL | All Other Projects
Regulatory Matters [Line Items]
Allowed ROE	11.70%